Consolidated Statements of CashFlows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,998,372)	$ (1,580,198)	$ (1,291,229)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	12,510	23,921	22,818
Amortization of intangible assets	9,364	10,469	10,438
Amortization of operating lease right-of-use assets	159,171	172,603	171,339
Provision for/(Reversal of) credit loss	4,175	(29,013)	21,228
Changes in assets and liabilities:
Accounts receivable	(186,368)	285,306	(75,884)
Contract costs	438,889	(438,125)	171,649
Prepayment	2,652,616	(4,504,878)
Deposits and other current assets	(6,101,963)	2,400	(1,194)
Accounts payable	92,741	(6,961)	(25,217)
Contract liabilities	41,027	(6,301)	(246,795)
Accrued liabilities and other payables	(98,004)	28,804	294,681
Operating lease liabilities	(159,732)	(172,560)	(175,921)
Income tax payable	15,323	(36,016)	(9,813)
Net cash used in operating activities	(5,118,623)	(6,250,549)	(1,133,900)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(256,581)		(12,335)
Purchase of intangible assets			(20,046)
Net cash used in investing activities	(256,581)		(32,381)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of short-term bank loans			(212,340)
Net proceeds from issuance of shares	7,131,088	7,791,589
Deferred IPO cost		87,750	(87,750)
Proceeds from/(Repayment to) shareholders	16,565	(1,225,447)	1,231,284
Net cash provided by financing activities	7,147,653	6,653,892	931,194
Net increase in cash and cash equivalents	1,772,449	403,343	(235,087)
Effect of foreign currency translation on cash and cash equivalents	(18,104)	(35,551)	839
Cash and cash equivalents, beginning of year	497,993	130,201	364,449
Cash and cash equivalents, end of year	2,252,338	497,993	130,201
Supplementary cash flow information:
Taxes (refunded)/paid	(15,323)	33,590	14,050
Interest paid			2,483
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 138,231		$ 354,671